Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 682,877	$ 328,723	$ 2,839,492	$ 1,697,963
Administrative expenses – related party	30,000	30,000	120,000	120,000
Operating expenses:
Loss from operations	(712,877)	(358,723)	(2,959,492)	(1,817,963)
Other income (expense):
Change in fair value of derivative warrant liabilities	(228,707)	1,555,833	1,728,531	11,046,416
Other income attributable to derecognition of deferred underwriting fee allocated to warrants			205,275
Interest expense - debt discount	(87,110)		(24,780)
Interest income from cash and investments held in Trust Account	2,011,279	3,713,581	13,898,712	4,991,153
Total other income (expense), net	1,695,462	5,269,414	15,807,738	16,037,569
Net income	982,585	4,910,691	12,848,246	14,219,606
One Energy Enterprises Inc [Member]
General and administrative expenses	6,288,828	4,836,446	18,377,495	10,294,415
Operating revenues	1,392,042	1,771,317	6,008,988	7,921,152
Operating expenses:
Cost of operations (exclusive of depreciation and amortization show below)	799,546	293,175	1,624,475	3,082,069
Asset impairment	337,651	0	0	748,304
Depreciation, amortization, and accretion expense	1,326,494	867,541	4,001,528	3,552,277
Taxes (other than income taxes)	64,078	73,910	260,342	305,141
Operating expenses	8,816,597	6,071,072	24,263,840	17,982,206
Loss from operations	(7,424,555)	(4,299,755)	(18,254,852)	(10,061,054)
Other income (expense):
Other income/(expense), net	9,328	7,513	25,990	(18,807)
Sponsor loan derivative liability – related party	(183,150)	0	(363,600)	0
Sponsor loan derivative liability – other			(183,150)	0
Interest income	15,635	19	58,885	63
Interest expense – related party	(897,347)	(1,066,556)	(3,195,136)	(2,124,595)
Interest expense	(309,540)	(329,268)	(646,292)	(1,156,060)
Amortization of debt issuance costs	(8,073)	(8,626)	(35,936)	(23,004)
Amortization of loan origination fees	(28,726)	(470)	(134,524)	(1,878)
Total other income (expense), net	(1,401,873)	(1,397,388)	(4,473,763)	(3,324,281)
Net income	(9,002,222)	(4,731,432)	(20,180,601)	(14,273,031)
Net loss before income taxes	(8,826,428)	(5,697,143)	(22,728,615)	(13,385,335)
Total income (tax) benefit	(175,794)	965,711	2,548,014	(887,696)
Net loss and comprehensive loss	(9,002,222)	(4,731,432)	(20,180,601)	(14,273,031)
Less: Net income (loss) and comprehensive income (loss) attributed to non-controlling interests	(2,967,345)	(5,115,148)	(4,863,126)	1,772,505
Net income (loss) and comprehensive income (loss) attributable to controlling interest	(6,034,877)	383,716	(15,317,475)	(16,045,536)
Accrual of Series A preferred stock cash dividend	(171,598)	0	(328,638)	0
Accrual of Series A preferred stock PIK dividend	(343,195)	0	(657,277)	0
Net income (loss) and comprehensive income (loss) available to common stockholders	$ (6,549,670)	$ 383,716	$ (16,303,390)	$ (16,045,536)
Class A Ordinary Shares [Member]
Other income (expense):
Basic net income per ordinary share	$ 0.04	$ 0.11	$ 0.32	$ 0.33
Diluted net income per ordinary share	$ 0.04	$ 0.11	$ 0.32	$ 0.33
Weighted average number of ordinary shares - basic	17,264,702	34,500,000	30,958,500	34,500,000
Weighted average number of ordinary shares - diluted	17,264,702	34,500,000	30,958,500	34,500,000
Class A Ordinary Shares [Member] | One Energy Enterprises Inc [Member]
Other income (expense):
Basic net income per ordinary share	$ (15.97)	$ 1.03	$ (40.82)	$ (43.45)
Diluted net income per ordinary share	$ (15.97)	$ 1.02	$ (40.82)	$ (43.45)
Weighted average number of ordinary shares - basic	259,537	220,050	248,719	218,608
Weighted average number of ordinary shares - diluted	259,537	222,239	248,719	218,608
Class B Ordinary Shares [Member]
Other income (expense):
Basic net income per ordinary share	$ 0.04	$ 0.11	$ 0.32	$ 0.33
Diluted net income per ordinary share	$ 0.04	$ 0.11	$ 0.32	$ 0.33
Weighted average number of ordinary shares - basic	8,625,000	8,625,000	8,625,000	8,625,000
Weighted average number of ordinary shares - diluted	8,625,000	8,625,000	8,625,000	8,625,000
Class B Ordinary Shares [Member] | One Energy Enterprises Inc [Member]
Other income (expense):
Basic net income per ordinary share	$ (15.97)	$ 1.03	$ (40.82)	$ (43.45)
Diluted net income per ordinary share	$ (15.97)	$ 1.03	$ (40.82)	$ (43.45)
Weighted average number of ordinary shares - basic	150,700	150,700	150,700	150,700
Weighted average number of ordinary shares - diluted	150,700	150,700	150,700	150,700